Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Automation ETF	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Disruptive Automation ETF
Bar Chart Table:
Annual Return 2021	20.70%
Annual Return 2022	(32.49%)